Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	₩ (142,720)	₩ (342,873)
Inc. (Dec.)	(298,467)	200,153
Ending	(441,187)	(142,720)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	213,119	202,592
Inc. (Dec.)	60,875	10,527
Ending	273,994	213,119
Reserve for technology developments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(91,960)	(177,676)
Inc. (Dec.)	53,973	85,716
Ending	(37,987)	(91,960)
Property, plant and equipment depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(11,639)	(15,240)
Inc. (Dec.)	26,280	3,601
Ending	14,641	(11,639)
Share of profit or loss of equity-accounted investees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	70,259	(45,174)
Inc. (Dec.)	125,783	115,433
Ending	196,042	70,259
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	15,651	13,373
Inc. (Dec.)	(4,871)	2,278
Ending	10,780	15,651
Property, plant and equipment revaluation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(1,524,149)	(1,393,501)
Inc. (Dec.)	(304,015)	(130,648)
Ending	(1,828,164)	(1,524,149)
Prepaid expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	19,665	19,180
Inc. (Dec.)	335	485
Ending	20,000	19,665
Property, plant and equipment impairment loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	5,295	8,055
Inc. (Dec.)	245	(2,760)
Ending	5,540	5,295
Gain or loss on foreign currency [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(5,957)	(29,355)
Inc. (Dec.)	(42,515)	23,398
Ending	(48,472)	(5,957)
Defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	361,838	354,175
Inc. (Dec.)	68,279	7,663
Ending	430,117	361,838
Plan assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(316,525)	(287,839)
Inc. (Dec.)	(36,129)	(28,686)
Ending	(352,654)	(316,525)
Provision for construction losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	997	612
Inc. (Dec.)	(556)	385
Ending	441	997
Provision for construction warranty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	24,322	21,604
Inc. (Dec.)	4,395	2,718
Ending	28,717	24,322
Accrued income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(9,441)	(8,982)
Inc. (Dec.)	(3,474)	(459)
Ending	(12,915)	(9,441)
Impairment loss on AFS [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	245,168	266,474
Inc. (Dec.)	(42,373)	(21,306)
Ending	202,795	245,168
Difference in acquisition costs of treasury shares [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	62,099	62,116
Inc. (Dec.)	8,448	(17)
Ending	70,547	62,099
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	403,748	296,207
Inc. (Dec.)	(27,740)	107,541
Ending	376,008	403,748
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(537,510)	(713,379)
Inc. (Dec.)	(113,060)	175,869
Ending	(650,570)	(537,510)
Unrealized fair value of available-for-sale investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(50,507)	50,043
Inc. (Dec.)	1,271	(100,550)
Ending	(49,236)	(50,507)
Other deferred income taxes recognized directly to equity [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	51,832	61,291
Inc. (Dec.)	20,329	(9,459)
Ending	72,161	51,832
Deferred income taxes recognized directly to equity [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	1,325	111,334
Inc. (Dec.)	21,600	(110,009)
Ending	22,925	1,325
Tax credit carryforward and others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	307,335	277,261
Inc. (Dec.)	(189,303)	30,074
Ending	118,032	307,335
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	86,130	(18,089)
Inc. (Dec.)	(17,704)	104,219
Ending	₩ 68,426	₩ 86,130